JPMORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
September 16, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of JPMorgan BetaBuilders International Equity ETF (the “Fund”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing via EDGAR on behalf of JPMorgan Exchange-Traded Fund Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 236 (Amendment No. 238 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This filing is being made for the purpose of registering the Fund as a new series of the Trust.
The amendment includes the prospectus and Statement of Additional Information for the Fund. The Fund will seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.
Please contact the undersigned at 212-648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary